Equity Investments in Associates (Schedule of Equity Investment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Investments [Line Items]
Equity method investments	$ 16,687	[1]	$ 0
Cost method investments	65,285	[1]	13,978
Total	81,972	[1]	13,978
Beijing NQ Guotai Investment Management Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	16,402	[1]	0
GEMA International AG [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	285	[1]	0
Pansi Infinity (Beijing) Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	2,952	[1],[2]	2,864	[2]
Shifang Huida Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	2,460	[1],[2]	2,386	[2]
Hesine Technologies International Worldwide Inc. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	6,416	[1]	6,416
SIINE., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	600	[1]	600
Shanghai Yinlong Information Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	0	[1]	1,712
Asia Smart Media Inc. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	3,901	[1]	0
Beijing Century Hetu Software Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	1,738	[1]	0
Beijing Showself Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	3,504	[1]	0
Tianjin Huayong Wireless Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	$ 43,714	[1]	$ 0

[1]	Balances are presented using period-end exchange rate of RMB against USD of year 2013.
[2]	Changes between the year of 2012 and 2013 are resulted from appreciation of RMB against USD.